UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2013

Date of reporting period:	3/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL REAL ESTATE FUND

ANNUAL REPORT • MARCH 31, 2013

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

May 15, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential Global Real Estate Fund informative and useful. The report covers performance for the 12-month period that ended March 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Real Estate Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Real Estate Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.27%; Class B, 1.97%; Class C, 1.97%; Class R, 1.72%; Class Z, 0.97%. Net operating expenses: Class A, 1.27%; Class B, 1.97%; Class C, 1.97%; Class R, 1.47%; Class Z, 0.97%, after contractual reduction through 7/31/2014 for Class R.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	19.07%	22.82%	240.99%	—
Class B	18.30	18.64	217.13	—
Class C	18.30	18.65	217.14	—
Class R	18.89	N/A	N/A	22.85% (6/16/08)
Class Z	19.50	24.73	250.53	—
S&P Developed BMI Property Net Index	21.50	16.55	207.68	—
S&P 500 Index	13.95	32.63	126.68	—
Lipper Global Real Estate Funds Average	19.74	17.09	190.48	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	12.52%	3.02%	12.41%	—
Class B	13.30	3.30	12.23	—
Class C	17.30	3.48	12.23	—
Class R	18.89	N/A	N/A	4.39% (6/16/08)
Class Z	19.50	4.52	13.36	—
S&P Developed BMI Property Net Index	21.50	3.11	11.89	—
S&P 500 Index	13.95	5.81	8.53	—
Lipper Global Real Estate Funds Average	19.74	3.16	11.18	—

2	Visit our website at www.prudentialfunds.com

Average Annual Total Returns (Without Sales Charges) as of 3/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	19.07%	4.20%	13.05%	—
Class B	18.30	3.48	12.23	—
Class C	18.30	3.48	12.23	—
Class R	18.89	N/A	N/A	4.39% 6/16/08)
Class Z	19.50	4.52	13.36	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Global Real Estate Fund (Class A shares) with a similar investment in the S&P Developed BMI Property Net Index and S&P 500 Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (March 31, 2003) and the account values at the end of the current fiscal year (March 31, 2013) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for Class B, Class C, Class R, and Class Z shares will vary due to the differing charges and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an

Prudential Global Real Estate Fund	3

Your Fund’s Performance (continued)

individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge but are subject to a 12b-1 fee of 0.75% annually. Class Z shares are not subject to a front-end sales charge, a CDSC, or a 12b-1 fee. The returns in the tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P Developed BMI Property Net Index

The S&P Developed BMl Property Net Index is an unmanaged broad market index of more than 400 companies from 21 countries. S&P Developed BMI Property Net Index Closest Month-End to Inception cumulative total return is 12.86% for Class R. S&P Developed BMI Property Net Index Closest Month-End to Inception average annual total return is 2.54% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 24.85% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 4.70% for Class R.

Lipper Global Real Estate Funds Average

The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S. Lipper Average Closest Month-End to Inception cumulative total return is 12.69% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 2.46% for Class R.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Their returns do not include the effect of sales charges and operating expenses of a mutual

4	Visit our website at www.prudentialfunds.com

fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/13
Simon Property Group, Inc., REIT	4.4%
Mitsubishi Estate Co. Ltd.	3.7
Mitsui Fudosan Co. Ltd.	2.8
ProLogis, Inc., REIT	2.5
Public Storage, REIT	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/13
Retail REITs	20.5%
Diversified Real Estate Activities	15.6
Specialized REITs	15.5
Diversified REITs	10.9
Office REITs	9.3

Industry weightings reflect only long-term investments and are subject to change.

Prudential Global Real Estate Fund	5

Strategy and Performance Overview

How did the fund perform?

For the 12-month reporting period that ended March 31, 2013, the Prudential Global Real Estate Fund (the Fund) Class A shares gained 19.07%, underperforming the 21.50% return of the S&P Developed BMI Property Net Index (the Index) and the 19.74% return of the Lipper Global Real Estate Funds Average.

What were the conditions like in the global real estate securities market?

A number of political and macro-economic concerns affected the market in 2012 and into 2013:

•

In the U.S., the presidential election and the so-called “fiscal cliff” were headline concerns that caused a general level of uncertainty for investors. Also, the nascent recovery in the single-family housing market lifted hopes that with it would come increased jobs growth and improving economic data.

•

U.S. real estate investment trusts (REITs) outperformed equities in the broad market S&P 500 Index on the back of low supply of new properties, excluding apartments, and steadier jobs growth. Low interest rates provided REITs with a historically low cost of capital and there was capitalization rate compression in many core markets. A capitalization (cap) rate is the rate of return on a property based on the expected income that the property will generate. When cap rates compress, it typically indicates that there is robust demand for REITs. The elevated demand, which may stem from low new supply or higher growth projections, is what drives cap rates to lower levels and benefits REITs. As a result, 2012 transaction activity was robust as REITs issued a record $67 billion in equity and $23 billion in unsecured debt to help fund these transactions, according to Commercial Mortgage Alert.

•

A banking crisis in Cyprus and persistent fiscal concerns in Spain, Italy, and Greece saw bond yields fluctuate throughout the period and added an element of downside risk that kept investors cautious. Against this backdrop, real estate securities outperformed the broad equity markets as the European Central Bank (ECB) took more aggressive action by injecting liquidity into the euro zone banking system. Equity investors sought higher returns and were enticed by compelling valuations as many companies traded at a discount to their private market value.

•

Asian global real estate securities outperformed all regions over the period, led by Japanese developers and followed by developers in Singapore and Hong Kong. Japanese real estate securities benefitted from a recovery in the Tokyo office market, as well as favorable policy measures undertaken by the country’s new administration. The outperformance of Japanese real estate securities

6	Visit our website at www.prudentialfunds.com

extended into the first quarter of 2013, while performance in Singapore and Hong Kong was relatively flat due to government policy measures intended to curb skyrocketing property values.

Which holdings or related groups of holdings made the largest positive and negative contribution to the Fund’s return?

•

The Fund benefitted the most from its security selection in the U.S., followed by its security selection in Europe. The main drivers in the U.S. included security selection in the residential, storage, and diversified property sectors. In the residential sector, the Fund benefitted most notably from strategic underweights in Equity Residential on expectations that a large shareholder would liquidate shares. Negative drivers within the residential sector included decelerating revenue growth, increasing new supply, and increasing move-outs to homeownership.

•

The Fund also benefitted in the storage sector, where the lack of new supply, the ability to increase occupancies significantly, and the superior operating platforms of public REITs created meaningful tailwinds.

•

In Europe, the Fund benefitted the most by strategically not investing in Switzerland and by positive security selection in France. In France, the primary reason for the outperformance was attributed to the overweight of Unibail-Rodamco.

•

An underweight position in the Asia-Pacific region negatively affected the Fund’s relative performance. In addition to the underweight in Japan, security selection in the country weighed on performance. As the Tokyo office market fundamentals improved significantly, the underweight of office-focused Japan-REITs (J-REITS) hampered relative performance.

What is the outlook for the global real estate securities markets?

Prudential Real Estate Investors, also known as PREI®, expects slow economic growth and low interest rates to continue in 2013. U.S. REITs should experience gradual improvement in operating fundamentals, double-digit dividend growth, and access to low cost debt and equity capital. Their occupancies and rates are also expected to gradually improve in 2013. Supply is expected to remain low in most markets and property types, with the exception of apartments and industrial.

•

In Europe, for the remainder of the year, PREI anticipates that the returns for real estate securities will be focused more on macro-economic and political events than real estate fundamentals. PREI continues to consider core European-listed companies with a focus on prime quality assets. In the current

Prudential Global Real Estate Fund	7

Strategy and Performance Overview (continued)

environment, with limited absorption of new space and scarcity of capital from banks, PREI remains cautious about companies with significant exposure to new developments or elevated levels of debt.

•

In Asia, share price performance this year has been very positive in Japan on the back of Bank of Japan policy measures and an improving office market. Particularly in Japan, the potential for further cap rate compression still exists, as increased capital is providing liquidity for real estate companies to make acquisitions. Valuations are still reasonable but deep values are now difficult to find except among China real estate stocks and select Hong Kong property companies. Singapore REITs are also attractive. PREI remains neutral on Asia relative to the other regions, and is expecting a 10-15% rise in stock prices, generally in line with earnings growth.

8	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2012, at the beginning of the period, and held through the six-month period ended March 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Global Real Estate Fund	9

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,120.30	1.31%	$6.92
	Hypothetical	$1,000.00	$1,018.40	1.31%	$6.59

Class B	Actual	$1,000.00	$1,116.80	2.01%	$10.61
	Hypothetical	$1,000.00	$1,014.91	2.01%	$10.10

Class C	Actual	$1,000.00	$1,116.80	2.01%	$10.61
	Hypothetical	$1,000.00	$1,014.91	2.01%	$10.10

Class R	Actual	$1,000.00	$1,119.70	1.51%	$7.98
	Hypothetical	$1,000.00	$1,017.40	1.51%	$7.59

Class Z	Actual	$1,000.00	$1,122.40	1.01%	$5.34
	Hypothetical	$1,000.00	$1,019.90	1.01%	$5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2013, and divided by the 365 days in the Fund’s fiscal year ended March 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of March 31, 2013

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 94.6%
COMMON STOCKS 94.5%

Australia 7.1%
804,400	Australand Property Group, REIT	$2,892,003
3,987,000	CFS Retail Property Trust, REIT	8,357,902
590,800	Charter Hall Office REIT, Escrow Shares	—
1,020,723	Charter Hall Retail, REIT	4,162,655
6,038,133	Commonwealth Property Office Fund, REIT	6,989,141
11,568,926	Dexus Property Group, REIT	12,571,643
2,248,100	Federation Centres Ltd., REIT	5,523,817
280,958	FKP Property Group	464,139
3,465,860	Goodman Group, REIT	17,324,252
4,352,520	GPT Group, REIT	16,844,368
2,308,880	Investa Office Fund, REIT	7,366,170
5,157,756	Mirvac Group, REIT	8,727,175
2,599,725	Stockland, REIT	9,921,469
3,366,789	Westfield Group, REIT	38,145,837

		139,290,571

Austria 0.3%
835,364	Atrium European Real Estate Ltd.	4,818,666

Belgium 0.1%
19,327	Cofinimmo, REIT	2,213,592

Brazil 0.6%
224,256	BR Malls Participacoes SA	2,806,599
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,661,276
288,502	Gafisa SA*	572,507
169,961	Multiplan Empreendimentos Imobiliarios SA	4,882,462
963,196	PDG Realty SA Empreendimentos e Participacoes	1,501,456

		11,424,300

Canada 1.7%
66,169	Boardwalk Real Estate Investment Trust, REIT	4,070,385
510,016	Brookfield Office Properties, Inc.	8,755,898
195,005	Canadian Apartment Properties, REIT	4,841,292
527,078	Chartwell Retirement Residences, REIT	5,748,904
340,835	RioCan Real Estate Investment Trust, REIT	9,327,374

		32,743,853

See Notes to Financial Statements.

Prudential Global Real Estate Fund	11

Portfolio of Investments

as of March 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Finland 0.3%
1,186,509	Sponda Oyj	$5,597,027

France 1.4%
150,722	Fonciere des Regions, REIT	11,800,877
24,127	ICADE, REIT	2,109,860
331,786	Klepierre, REIT	13,033,356

		26,944,093

Germany 1.2%
365,137	Alstria Office REIT AG, REIT	4,114,180
510,009	DIC Asset AG	5,097,998
148,208	GSW Immobilien AG	5,862,815
84,088	LEG Immobilien AG*	4,505,561
720,643	Prime Office REIT AG, REIT	2,956,953

		22,537,507

Hong Kong 8.8%
2,220,776	Cheung Kong Holdings Ltd.	32,899,154
1,529,000	China Overseas Land & Investment Ltd.	4,228,728
778,000	China Resources Land Ltd.	2,181,443
4,724,469	Hang Lung Properties Ltd.	17,687,742
1,819,794	Henderson Land Development Co. Ltd.	12,482,751
1,927,000	Hongkong Land Holdings Ltd.	14,279,070
1,039,999	Hysan Development Co. Ltd.	5,264,963
1,072,000	Kerry Properties Ltd.	4,771,878
1,928,219	Link (The), REIT	10,516,646
5,506,000	New World China Land Ltd.	2,362,037
1,877,000	New World Development Ltd.	3,190,055
5,305,800	Sino Land Co. Ltd.	9,030,307
2,309,935	Sun Hung Kai Properties Ltd.	31,171,381
1,154,600	Swire Properties Ltd.	4,106,382
1,286,000	Wharf Holdings Ltd. (The)	11,500,907
1,211,000	Wheelock & Co. Ltd.	6,465,980

		172,139,424

Italy 0.1%
4,791,122	Beni Stabili SpA, REIT	2,856,421

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan 15.6%
1,456	Activia Properties, Inc., REIT	$13,999,179
2,483	Advance Residence Investment, REIT	6,662,865
545,200	Aeon Mall Co. Ltd.	16,647,885
152,200	Daito Trust Construction Co. Ltd.	13,061,018
990,000	Daiwa House Industry Co. Ltd.	19,362,945
8,842	GLP J-REIT, REIT	9,496,215
375	Japan Logistics Fund, Inc., REIT	4,376,863
1,164	Japan Real Estate Investment Corp., REIT	16,128,426
2,886	Japan Retail Fund Investment Corp., REIT	7,160,521
2,571,780	Mitsubishi Estate Co. Ltd.	72,851,827
1,938,339	Mitsui Fudosan Co. Ltd.	55,353,768
647	Nippon Accommodations Fund, Inc., REIT	5,478,507
843	Nippon Building Fund, Inc., REIT	11,812,289
385	Nippon Prologis REIT, Inc., REIT*	4,192,118
543,100	Nomura Real Estate Holdings, Inc.	12,189,096
8,102	NTT Urban Development Corp.	9,766,750
678,952	Sumitomo Realty & Development Co. Ltd.	26,450,003

		304,990,275

Netherlands 3.6%
247,663	Corio NV, REIT	11,554,241
330,408	Eurocommercial Properties NV, REIT	12,094,037
145,100	Unibail-Rodamco SE, REIT	33,795,660
178,369	Wereldhave NV, REIT	12,330,719

		69,774,657

Norway 0.2%
2,615,226	Norwegian Property ASA	4,105,915

Singapore 4.9%
2,523,000	Ascendas Real Estate Investment Trust, REIT	5,301,557
3,375,000	Cache Logistics Trust, REIT	3,554,039
2,766,000	CapitaLand Ltd.	7,911,407
2,716,673	CapitaMall Trust, REIT	4,585,322
1,262,000	CapitaMalls Asia Ltd.	2,093,737
4,796,000	CDL Hospitality Trusts, REIT	7,939,989
510,058	City Developments Ltd.	4,676,964
5,771,000	Far East Hospitality Trust, REIT	5,472,500
940,000	Fortune Real Estate Investment Trust, REIT	830,706

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Portfolio of Investments

as of March 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Singapore (cont’d)
4,212,000	Global Logistic Properties Ltd.	$8,944,891
8,208,800	K-REIT Asia, REIT	9,014,736
971,600	Keppel Land Ltd.	3,098,897
9,842,000	Mapletree Commercial Trust, REIT	10,679,659
3,497,000	Mapletree Greater China Commercial Trust, REIT*	2,932,140
11,855,800	Mapletree Industrial Trust, REIT	13,429,596
4,047,000	Suntec Real Estate Investment Trust, REIT	5,880,263

		96,346,403

Sweden 0.5%
536,451	Hufvudstaden AB (Class A Stock)	6,733,884
639,876	Klovern AB	2,769,027

		9,502,911

United Kingdom 3.8%
1,005,223	Big Yellow Group PLC, REIT	5,422,244
2,437,157	British Land Co. PLC, REIT	20,126,644
915,502	Great Portland Estates PLC, REIT	6,898,294
2,649,282	Hammerson PLC, REIT	19,801,283
1,261,687	Land Securities Group PLC, REIT	15,892,583
1,664,946	Segro PLC, REIT	6,433,315

		74,574,363

United States 44.3%
187,322	Alexandria Real Estate Equities, Inc., REIT	13,296,115
197,870	American Assets Trust, Inc., REIT	6,333,819
71,378	American Tower Corp., REIT	5,490,396
690,791	Apartment Investment & Management Co., REIT (Class A Stock)	21,179,652
326,219	Associated Estates Realty Corp., REIT	6,080,722
242,497	AvalonBay Communities, Inc., REIT	30,717,095
361,897	BioMed Realty Trust, Inc., REIT	7,816,975
280,563	Boston Properties, Inc., REIT	28,353,697
175,169	BRE Properties, Inc., REIT	8,527,227
273,635	Camden Property Trust, REIT	18,793,252
313,138	Chesapeake Lodging Trust, REIT	7,183,386
50,350	Corporate Office Properties Trust, REIT	1,343,338
676,326	Cousins Properties, Inc., REIT	7,229,925
1,067,542	CubeSmart, REIT	16,867,164
663,834	DCT Industrial Trust, Inc., REIT(a)	4,912,372

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d)
389,282	Douglas Emmett, Inc., REIT	$9,704,800
827,343	Duke Realty Corp., REIT	14,048,284
90,919	EastGroup Properties, Inc., REIT	5,291,486
178,226	Equity Residential, REIT	9,813,123
64,783	Essex Property Trust, Inc., REIT	9,755,024
387,441	Excel Trust, Inc., REIT	5,288,570
156,950	Extra Space Storage, Inc., REIT	6,163,426
65,921	Federal Realty Investment Trust, REIT	7,122,105
1,265,024	General Growth Properties, Inc., REIT	25,148,677
662,326	Glimcher Realty Trust, REIT	7,682,982
507,100	HCP, Inc., REIT	25,284,006
646,846	Health Care REIT, Inc., REIT	43,927,312
159,869	Healthcare Realty Trust, Inc., REIT	4,538,681
1,766,646	Host Hotels & Resorts, Inc., REIT	30,898,638
266,453	Hudson Pacific Properties, Inc., REIT	5,795,353
1,010,441	Kimco Realty Corp., REIT	22,633,878
584,637	Kite Realty Group Trust, REIT	3,940,453
411,804	Liberty Property Trust, REIT	16,369,209
118,992	LTC Properties, Inc., REIT	4,846,544
402,907	Macerich Co. (The), REIT(a)	25,939,153
583,975	Mack-Cali Realty Corp., REIT	16,707,525
47,680	Parkway Properties, Inc., REIT(a)	884,464
83,962	Plum Creek Timber Co., Inc., REIT(a)	4,382,816
1,228,699	ProLogis, Inc., REIT	49,123,386
316,952	Public Storage, REIT	48,278,129
50,000	Ramco-Gershenson Properties Trust, REIT	840,000
206,239	Regency Centers Corp., REIT	10,912,105
541,331	Simon Property Group, Inc., REIT	85,833,443
330,550	SL Green Realty Corp., REIT	28,463,660
158,526	Sovran Self Storage, Inc., REIT	10,223,342
1,437,069	Strategic Hotels & Resorts, Inc., REIT*	11,999,526
1,321,260	Sunstone Hotel Investors, Inc., REIT*	16,264,711
136,477	Tanger Factory Outlet Centers, REIT(a)	4,937,738
43,910	Taubman Centers, Inc., REIT	3,410,051
60,990	Terreno Realty Corp., REIT	1,096,600
802,782	UDR, Inc., REIT	19,419,297
594,357	Ventas, Inc., REIT	43,506,932
281,988	Vornado Realty Trust, REIT	23,585,476

See Notes to Financial Statements.

Prudential Global Real Estate Fund	15

Portfolio of Investments

as of March 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d)
556,963	Weingarten Realty Investors, REIT	$17,572,183

		865,758,223

	Total common stocks (cost $1,519,738,547)	1,845,618,201

PREFERRED STOCK 0.1%

Sweden
42,099	Klovern AB (PRFC) (cost $846,511)	880,219

	Total long-term investments (cost $1,520,585,058)	1,846,498,420

SHORT-TERM INVESTMENT 5.3%

Affiliated Money Market Mutual Fund
102,987,194	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $102,987,194; includes $5,223,242 of cash collateral for securities on loan)(b)(c)	102,987,194

	Total Investments 99.9% (cost $1,623,572,252; Note 5)	1,949,485,614
	Other assets in excess of liabilities 0.1%	2,823,670

	Net Assets 100%	$1,952,309,284

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,071,577; cash collateral of $5,223,242 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$5,523,817	$133,766,754	$—
Austria	4,818,666	—	—
Belgium	2,213,592	—	—
Brazil	11,424,300	—	—
Canada	32,743,853	—	—
Finland	5,597,027	—	—
France	26,944,093	—	—
Germany	22,537,507	—	—
Hong Kong	14,279,070	157,860,354	—
Italy	2,856,421	—	—
Japan	13,688,333	291,301,942	—
Netherlands	69,774,657	—	—
Norway	4,105,915	—	—
Singapore	17,192,442	79,153,961	—
Sweden	9,502,911	—	—
United Kingdom	74,574,363	—	—
United States	865,758,223	—	—
Preferred Stock—Sweden	880,219	—	—
Affiliated Money Market Mutual Fund	102,987,194	—	—

Total	$1,287,402,603	$662,083,011	$—

Fair Value of Level 2 investments at 03/31/12 was $0. An amount of $286,602,080 was transferred from Level 1 into Level 2 at 03/31/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	17

Portfolio of Investments

as of March 31, 2013 continued

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2013 were as follows:

Retail REITs	20.5%
Diversified Real Estate Activities	15.6
Specialized REITs	15.5
Diversified REITs	10.9
Office REITs	9.3
Residential REITs	7.4
Industrial REITs	6.4
Real Estate Operating Companies	6.0
Affiliated Money Market Mutual Fund (0.3% represents investments purchased with collateral from securities on loan)	5.3%
Real Estate Development	2.8
Homebuilding	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of March 31, 2013, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended March 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Equity contracts	$1,670	$—	$1,670
Foreign exchange contracts	—	(15,937)	(15,937)

Total	$1,670	$(15,937)	$(14,267)

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • MARCH 31, 2013

Prudential Global Real Estate Fund

Statement of Assets and Liabilities

as of March 31, 2013

Assets
Investments at value, including securities on loan of $5,071,577:
Unaffiliated investments (cost $1,520,585,058)	$1,846,498,420
Affiliated investments (cost $102,987,194)	102,987,194
Cash	490,405
Foreign currency, at value (cost $339,791)	340,002
Receivable for Fund shares sold	31,458,382
Dividends receivable	5,220,088
Receivable for investments sold	1,503,078
Tax reclaim receivable	191,727
Prepaid expenses	2,892

Total assets	1,988,692,188

Liabilities
Payable for investments purchased	17,893,047
Payable for Fund shares reacquired	11,358,742
Payable to broker for collateral for securities on loan	5,223,242
Management fee payable	1,163,549
Accrued expenses	370,123
Distribution fee payable	290,060
Affiliated transfer agent fee payable	84,141

Total liabilities	36,382,904

Net Assets	$1,952,309,284

Net assets were comprised of:
Shares of beneficial interest, at par	$85,356
Paid-in capital in excess of par	1,794,951,943

1,795,037,299
Distributions in excess of net investment income	(27,194,006)
Accumulated net realized loss on investment and foreign currency transactions	(141,437,568)
Net unrealized appreciation on investments and foreign currencies	325,903,559

Net Assets, March 31, 2013	$1,952,309,284

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Class A:
Net asset value and redemption price per share ($679,523,674/29,747,363 shares of beneficial interest issued and outstanding)	$22.84
Maximum sales charge (5.5% of offering price)	1.33

Maximum offering price to public	$24.17

Class B:
Net asset value, offering price and redemption price per share ($16,721,312/739,542 shares of beneficial interest issued and outstanding)	$22.61

Class C:
Net asset value, offering price and redemption price per share ($128,517,305/5,684,411 shares of beneficial interest issued and outstanding)	$22.61

Class R:
Net asset value, offering price and redemption price per share ($13,078,401/573,113 shares of beneficial interest issued and outstanding)	$22.82

Class Z:
Net asset value, offering price and redemption price per share ($1,114,468,592/48,611,081 shares of beneficial interest issued and outstanding)	$22.93

See Notes to Financial Statements.

Prudential Global Real Estate Fund	21

Statement of Operations

Year Ended March 31, 2013

Income
Unaffiliated dividend income (net of $1,891,656 foreign withholding tax)	$37,298,179
Affiliated dividend income	136,538
Affiliated income from securities lending, net	57,612

Total income	37,492,329

Expenses
Management fee	9,866,651
Distribution fee—Class A	1,410,089
Distribution fee—Class B	135,948
Distribution fee—Class C	995,225
Distribution fee—Class R	42,635
Transfer agent’s fees and expenses (including affiliated expenses of $406,100)	2,107,000
Custodian’s fees and expenses	398,000
Registration fees	143,000
Reports to shareholders	130,000
Trustees’ fees	31,000
Legal fees and expenses	30,000
Audit fee	25,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	76,063

Total expenses	15,393,611

Net investment income	22,098,718

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	21,166,676
Foreign currency transactions	(93,565)

21,073,111

Net change in unrealized appreciation (depreciation) on:
Investments	206,387,538
Foreign currencies	21,743

206,409,281

Net gain on investments and foreign currencies	227,482,392

Net Increase In Net Assets Resulting From Operations	$249,581,110

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

	Year Ended March 31,
	2013	2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$22,098,718	$14,648,327
Net realized gain on investment and foreign currency transactions	21,073,111	1,282,427
Net change in unrealized appreciation on investments and foreign currencies	206,409,281	18,503,100

Net increase in net assets resulting from operations	249,581,110	34,433,854

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(15,286,731)	(5,388,505)
Class B	(360,279)	(160,706)
Class C	(2,711,648)	(948,516)
Class R	(274,107)	(69,145)
Class Z	(26,201,114)	(8,549,530)

	(44,833,879)	(15,116,402)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	1,051,051,589	533,136,320
Net asset value of shares issued in reinvestment of dividends and distributions	33,236,433	11,268,864
Cost of shares reacquired	(327,584,114)	(265,364,297)

Net increase in net assets from Fund share transactions	756,703,908	279,040,887

Total increase in net assets	961,451,139	298,358,339

Net Assets
Beginning of year	990,858,145	692,499,806

End of year	$1,952,309,284	$990,858,145

See Notes to Financial Statements.

Prudential Global Real Estate Fund	23

Notes to Financial Statements

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust currently consists of two funds: Prudential Global Real Estate Fund (the “Fund”) and Prudential US Real Estate Fund. These financial statements relate only to Prudential Global Real Estate Fund. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

24	Visit our website at www.prudentialfunds.com

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Global Real Estate Fund	25

Notes to Financial Statements

continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

26	Visit our website at www.prudentialfunds.com

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded

Prudential Global Real Estate Fund	27

Notes to Financial Statements

continued

accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection therewith, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

28	Visit our website at www.prudentialfunds.com

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets. The effective management fee rate was .75% for the year ended March 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the year ended March 31, 2013, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $825,422 in front-end sales charges resulting from sales of Class A during the year ended March 31, 2013. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $6,590, $18,977 and $11,339 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the year ended March 31, 2013.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940

Prudential Global Real Estate Fund	29

Notes to Financial Statements

continued

Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the year ended March 31, 2013, were $939,595,110 and $256,125,886, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized loss on investment and foreign currency transactions. For the year ended March 31, 2013, the adjustments were to decrease distributions in excess of net investment income and increase accumulated net realized loss on investment and foreign currency transactions by $1,216,289 due to differences in the treatment for book and tax purposes of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies and other book to tax differences. Net investment income, net realized gain on investment and foreign currency transactions and net assets were not affected by this change.

For the years ended March 31, 2013 and March 31, 2012, the tax character of dividends paid by the Fund were $44,833,879 and $15,116,402 from ordinary income, respectively.

As of March 31, 2013, the accumulated undistributed earnings on a tax basis was $33,075,141 from ordinary income. This differs from the amount on the Statement of Assets and Liabilities primarily due to cumulative timing differences.

30	Visit our website at www.prudentialfunds.com

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other cost Basis Adjustments	Total Net Unrealized Appreciation
$1,707,606,482	$284,561,409	$(42,682,277)	$241,879,132	$(9,803)	$241,869,329

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies. Other cost basis adjustments are attributable to net depreciation on foreign currency transactions.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended March 31, 2012 and March 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before March 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $15,096,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended March 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of March 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	33,290,000
Expiring 2018	82,582,000
Expiring 2019	1,800,000

$117,672,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Global Real Estate Fund	31

Notes to Financial Statements

continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z.

32	Visit our website at www.prudentialfunds.com

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended March 31, 2013:
Shares sold	16,439,124	$348,697,248
Shares issued in reinvestment of dividends	635,487	13,470,976
Shares reacquired	(5,916,577)	(123,245,131)

Net increase (decrease) in shares outstanding before conversion	11,158,034	238,923,093
Shares issued upon conversion from Class B, Class C and Class Z	215,117	4,577,896
Shares reacquired upon conversion into Class Z	(234,354)	(4,931,010)

Net increase (decrease) in shares outstanding	11,138,797	$238,569,979

Year ended March 31, 2012:
Shares sold	10,331,583	$195,868,445
Shares issued in reinvestment of dividends	255,260	4,658,551
Shares reacquired	(4,908,575)	(91,212,508)

Net increase (decrease) in shares outstanding before conversion	5,678,268	109,314,488
Shares issued upon conversion from Class B and Class Z	165,110	3,027,251
Shares reacquired upon conversion into Class Z	(1,716,904)	(32,971,840)

Net increase (decrease) in shares outstanding	4,126,474	$79,369,899

Class B
Year ended March 31, 2013:
Shares sold	265,444	$5,622,011
Shares issued in reinvestment of dividends	14,583	307,460
Shares reacquired	(106,873)	(2,198,750)

Net increase (decrease) in shares outstanding before conversion	173,154	3,730,721
Shares issued upon conversion into Class A	(79,403)	(1,680,281)

Net increase (decrease) in shares outstanding	93,751	$2,050,440

Year ended March 31, 2012:
Shares sold	122,484	$2,320,100
Shares issued in reinvestment of dividends	7,622	138,377
Shares reacquired	(149,143)	(2,756,088)

Net increase (decrease) in shares outstanding before conversion	(19,037)	(297,611)
Shares issued upon conversion into Class A	(84,354)	(1,562,708)

Net increase (decrease) in shares outstanding	(103,391)	$(1,860,319)

Prudential Global Real Estate Fund	33

Notes to Financial Statements

continued

Class C	Shares	Amount
Year ended March 31, 2013:
Shares sold	1,941,272	$40,922,775
Shares issued in reinvestment of dividends	99,937	2,108,009
Shares reacquired	(673,930)	(13,879,459)

Net increase (decrease) in shares outstanding before conversion	1,367,279	29,151,325
Shares reacquired upon conversion into Class A and Class Z	(94,050)	(1,984,599)

Net increase (decrease) in shares outstanding	1,273,229	$27,166,726

Year ended March 31, 2012:
Shares sold	1,646,736	$31,308,713
Shares issued in reinvestment of dividends	40,224	727,755
Shares reacquired	(815,467)	(14,930,268)

Net increase (decrease) in shares outstanding before conversion	871,493	17,106,200
Shares reacquired upon conversion into Class Z	(22,545)	(436,083)

Net increase (decrease) in shares outstanding	848,948	$16,670,117

Class R
Year ended March 31, 2013:
Shares sold	465,060	$9,837,382
Shares issued in reinvestment of dividends	10,398	220,765
Shares reacquired	(181,683)	(3,813,475)

Net increase (decrease) in shares outstanding	293,775	$6,244,672

Year ended March 31, 2012:
Shares sold	253,763	$4,800,438
Shares issued in reinvestment of dividends	2,809	50,992
Shares reacquired	(133,378)	(2,464,160)

Net increase (decrease) in shares outstanding	123,194	$2,387,270

34	Visit our website at www.prudentialfunds.com

Class Z	Shares	Amount
Year ended March 31, 2013:
Shares sold	30,223,715	$645,972,173
Shares issued in reinvestment of dividends	805,301	17,129,223
Shares reacquired	(8,699,994)	(184,447,299)

Net increase (decrease) in shares outstanding before conversion	22,329,022	478,654,097
Shares issued upon conversion from Class A and Class C	321,579	6,811,663
Shares reacquired upon conversion into Class A	(130,586)	(2,793,669)

Net increase (decrease) in shares outstanding	22,520,015	$482,672,091

Year ended March 31, 2012:
Shares sold	15,836,752	$298,838,624
Shares issued in reinvestment of dividends	311,999	5,693,189
Shares reacquired	(8,374,076)	(154,001,273)

Net increase (decrease) in shares outstanding before conversion	7,774,675	150,530,540
Shares issued upon conversion from Class A and Class C	1,732,995	33,407,955
Shares reacquired upon conversion into Class A	(81,209)	(1,464,575)

Net increase (decrease) in shares outstanding	9,426,461	$182,473,920

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended March 31, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives

Prudential Global Real Estate Fund	35

Notes to Financial Statements

continued

that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

36	Visit our website at www.prudentialfunds.com

Financial Highlights

Class A Shares
	Year Ended March 31,
	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$19.79	$19.43	$16.83	$9.53	$21.33
Income (loss) from investment operations
Net investment income	.33	.33	.35	.30	.41
Net realized and unrealized gain (loss) on investment transactions	3.39	.37	2.75	7.64	(11.99)
Total from investment operations	3.72	.70	3.10	7.94	(11.58)
Less Dividends:
Dividends from net investment income	(.67)	(.34)	(.50)	(.64)	(.22)
Net asset value, end of year	$22.84	$19.79	$19.43	$16.83	$9.53
Total Return(a)	19.07%	3.75%	18.57%	83.79%	(54.38)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$679,524	$368,183	$281,427	$186,200	$91,991
Average net assets (000)	$470,031	$302,768	$214,086	$148,247	$163,953
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.27%	1.27%	1.30%	1.37%	1.35%
Expenses, excluding distribution and service (12b-1) fees	.97%	.97%	1.00%	1.07%	1.07%
Net investment income	1.59%	1.77%	1.92%	2.03%	2.58%
Portfolio turnover	20%	20%	29%	53%	67%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Prior to July 31, 2008, the Distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets for the Class A shares.

(d) Does not include expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	37

Financial Highlights

continued

Class B Shares
	Year Ended March 31,
	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$19.62	$19.29	$16.70	$9.47	$21.18
Income (loss) from investment operations
Net investment income	.19	.21	.24	.20	.30
Net realized and unrealized gain (loss) on investment transactions	3.36	.34	2.70	7.58	(11.87)
Total from investment operations	3.55	.55	2.94	7.78	(11.57)
Less Dividends:
Dividends from net investment income	(.56)	(.22)	(.35)	(.55)	(.14)
Net asset value, end of year	$22.61	$19.62	$19.29	$16.70	$9.47
Total Return(a)	18.30%	2.97%	17.74%	82.55%	(54.68)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$16,721	$12,671	$14,451	$12,382	$7,612
Average net assets (000)	$13,595	$13,320	$13,028	$11,178	$15,393
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.97%	1.97%	2.00%	2.07%	2.07%
Expenses, excluding distribution and service (12b-1) fees	.97%	.97%	1.00%	1.07%	1.07%
Net investment income	.94%	1.11%	1.33%	1.37%	1.87%
Portfolio turnover	20%	20%	29%	53%	67%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class C Shares
	Year Ended March 31,
	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$19.62	$19.29	$16.69	$9.47	$21.18
Income (loss) from investment operations
Net investment income	.19	.20	.20	.20	.30
Net realized and unrealized gain (loss) on investment transactions	3.36	.35	2.75	7.57	(11.87)
Total from investment operations	3.55	.55	2.95	7.77	(11.57)
Less Dividends:
Dividends from net investment income	(.56)	(.22)	(.35)	(.55)	(.14)
Net asset value, end of year	$22.61	$19.62	$19.29	$16.69	$9.47
Total Return(a)	18.30%	2.97%	17.81%	82.44%	(54.68)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$128,517	$86,546	$68,703	$39,758	$21,122
Average net assets (000)	$99,523	$78,213	$47,954	$32,986	$41,377
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.97%	1.97%	2.00%	2.07%	2.07%
Expenses, excluding distribution and service (12b-1) fees	.97%	.97%	1.00%	1.07%	1.07%
Net investment income	.92%	1.06%	1.14%	1.33%	1.87%
Portfolio turnover	20%	20%	29%	53%	67%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	39

Financial Highlights

continued

Class R Shares
	Year Ended March 31,				June 16, 2008(d) through March 31, 2009(b)
	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.77	$19.42	$16.81	$9.63	$21.14
Income (loss) from investment operations
Net investment income	.29	.28	.30	.23	.14
Net realized and unrealized gain (loss) on investment transactions	3.39	.37	2.76	7.56	(11.43)
Total from investment operations	3.68	.65	3.06	7.79	(11.29)
Less Dividends:
Dividends from net investment income	(.63)	(.30)	(.45)	(.61)	(.22)
Net asset value, end of period	$22.82	$19.77	$19.42	$16.81	$9.63
Total Return(a)	18.89%	3.50%	18.37%	81.34%	(53.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,078	$5,523	$3,032	$843	$101
Average net assets (000)	$8,527	$4,203	$1,823	$296	$34
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(e)	1.47%	1.47%	1.50%	1.57%	1.57%	(c)
Expenses, excluding distribution and service (12b-1) fees	.97%	.97%	1.00%	1.07%	1.07%	(c)
Net investment income	1.36%	1.52%	1.64%	1.47%	1.63%	(c)
Portfolio turnover	20%	20%	29%	53%	67%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Annualized.

(d) Commencement of operations.

(e) The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets for the Class R shares.

(f) Does not include the expenses of the underlying fund in which the Fund invests.

(g) Not annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class Z Shares
	Year Ended March 31,
	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$19.85	$19.50	$16.89	$9.56	$21.38
Income (loss) from investment operations
Net investment income	.39	.38	.37	.34	.44
Net realized and unrealized gain (loss) on investment transactions	3.42	.36	2.80	7.67	(12.01)
Total from investment operations	3.81	.74	3.17	8.01	(11.57)
Less Dividends:
Dividends from net investment income	(.73)	(.39)	(.56)	(.68)	(.25)
Net asset value, end of year	$22.93	$19.85	$19.50	$16.89	$9.56
Total Return(a)	19.50%	3.99%	18.97%	84.30%	(54.22)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,114,469	$517,935	$324,886	$128,831	$52,390
Average net assets (000)	$723,880	$406,631	$191,320	$89,126	$87,029
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.97%	.97%	1.00%	1.07%	1.07%
Expenses, excluding distribution and service (12b-1) fees	.97%	.97%	1.00%	1.07%	1.07%
Net investment income	1.86%	2.03%	2.01%	2.29%	2.81%
Portfolio turnover	20%	20%	29%	53%	67%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	41

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 12:

We have audited the accompanying statement of assets and liabilities of Prudential Global Real Estate Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 12, including the portfolio of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 22, 2013

42	Visit our website at www.prudentialfunds.com

Federal Income Tax Information

(Unaudited)

For the year ended March 31, 2013, the Fund reports the maximum amount allowable, but not less than 15.96% of the ordinary income dividends paid during the year as qualified dividend income in accordance with Section 854 of the Internal Revenue Code.

In January 2014, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2013.

Prudential Global Real Estate Fund	43

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Board Member Portfolios Overseen: 63

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Board Member Portfolios Overseen: 63

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Michael S. Hyland, CFA (67) Board Member Portfolios Overseen: 63

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (73) Board Member Portfolios Overseen: 63

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Visit our website at www.prudentialfunds.com

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (70) Board Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Board Member & Independent Chair Portfolios Overseen: 63

Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (73) Board Member Portfolios Overseen: 63

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Board Member Portfolios Overseen: 63

Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (50) Board Member & President Portfolios Overseen: 61

President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.

Prudential Global Real Estate Fund

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 63

Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each Board Member joined the Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 1997; Stephen G. Stoneburn, 2001; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer

Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988– August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).

Deborah A. Docs (55) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Visit our website at www.prudentialfunds.com

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Jonathan D. Shain (54) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (38) Assistant Secretary

Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Andrew R. French (50) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.

Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Bruce Karpati (43) Chief Compliance Officer

Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities & Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities & Exchange Commission.

Valerie M. Simpson (54) Deputy Chief Compliance Officer

Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Prudential Global Real Estate Fund

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an officer of the Fund is as follows:

Raymond A. O’Hara, 2012; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Bruce Karpati, 2013; Grace C. Torres, 1997; M. Sadiq Peshimam, 2006; Peter Parrella, 2007, Theresa C. Thompson, 2008; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336405	744336504

MF182E    0244179-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL US REAL ESTATE FUND

ANNUAL REPORT • MARCH 31, 2013

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

May 15, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential US Real Estate Fund informative and useful. The report covers performance for the 12-month period that ended March 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential US Real Estate Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential US Real Estate Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.96%; Class B, 2.66%; Class C, 2.65%; Class Z, 1.69%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 7/31/2014.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	One Year	Since Inception
Class A	12.70%	33.93% (12/21/10)
Class B	11.80	31.80 (12/21/10)
Class C	11.90	31.70 (12/21/10)
Class Z	12.96	34.63 (12/21/10)
FTSE NAREIT Equity REITs Index	15.29	38.32
S&P 500 Index	13.95	30.96
Lipper Equity Real Estate Funds Average	13.95	35.34

Average Annual Total Returns (With Sales Charges) as of 3/31/13
	One Year	Since Inception
Class A	6.50%	10.89% (12/21/10)
Class B	6.80	11.75 (12/21/10)
Class C	10.90	12.85 (12/21/10)
Class Z	12.96	13.95 (12/21/10)
FTSE NAREIT Equity REITs Index	15.29	15.51
S&P 500 Index	13.95	12.74
Lipper Equity Real Estate Funds Average	13.95	14.36

Average Annual Total Returns (Without Sales Charges) as of 3/31/13
	One Year	Since Inception
Class A	12.70%	13.68% (12/21/10)
Class B	11.80	12.89 (12/21/10)
Class C	11.90	12.85 (12/21/10)
Class Z	12.96	13.95 (12/21/10)

2	Visit our website at www.prudentialfunds.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential US Real Estate Fund (Class A shares) with a similar investment in the FTSE NAREIT Equity REITs Index, by portraying the initial account values at the commencement of operations for Class A shares (December 21, 2010) and the account values at the end of the current fiscal period (March 31, 2013) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as explained in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares have a maximum front-end sales charge of 5.50% and an annual 12b-1 fee of 0.30%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or

Prudential US Real Estate Fund	3

Your Fund’s Performance (continued)

benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a 12b-1 fee of 1% and a CDSC of 1% for shares sold within 12 months from the date of purchase. Class Z shares are not subject to a front-end sales charge, CDSC, or a 12b-1 fee. The returns in the tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

FTSE NAREIT Equity REITs Index

The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed.

Lipper Equity Real Estate Funds Average

Funds in the Lipper Equity Real Estate Funds Average (Lipper Average) invest their portfolios primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Their returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/13
Simon Property Group, Inc.	10.0%
Public Storage	5.6
Ventas, Inc.	5.6
ProLogis, Inc.	5.4
Health Care REIT, Inc.	5.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/13
Specialized REITs	31.3%
Retail REITs	24.0
Residential REITs	13.7
Office REITs	12.5
Diversified REITs	7.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Strategy and Performance Overview

How did the fund perform?

For the 12-month reporting period that ended March 31, 2013, the Prudential US Real Estate Fund (the Fund) Class A shares gained 12.70%, underperforming the 15.29% return of the FTSE NAREIT Equity REITs Index (the Index), and the 13.95% return of the Lipper Equity Real Estate Funds Average.

What were the conditions like in the U.S. real estate stock market?

A number of political and macro-economic concerns affected the market in 2012 and into 2013:

•

In the U.S., the presidential election and the so-called “fiscal cliff” were headline concerns that caused a general level of uncertainty for investors. Also, the nascent recovery in the single-family housing market lifted hopes that with it would come increased jobs growth and improving economic data.

•

U.S. real estate investment trusts (REITs) outperformed equities in the broad market S&P 500 Index on the back of low supply of new properties, excluding apartments, and steadier jobs growth. Low interest rates provided REITs with a historically low cost of capital, and there was capitalization rate compression in many core markets. A capitalization (cap) rate is the rate of return on a property based on the expected income that the property will generate. When cap rates compress, it typically indicates that there is robust demand for REITs. The elevated demand, which may stem from low new supply or higher growth projections, is what drives cap rates to lower levels and benefits REITs. As a result, 2012 transaction activity was robust as REITs issued a record $67 billion in equity and $23 billion in unsecured debt to help fund these transactions, according to Commercial Mortgage Alert.

Which holdings or related groups of holdings made the largest positive and negative contribution to the Fund’s return?

•

During the period, the Fund benefited from security selection in residential and diversified stocks. The Fund’s overweight and security selection in the storage sector boosted performance. On the negative side, an underweight in the healthcare sector detracted. An overweight and security selection in hotels also detracted from relative performance. Other negative performance drivers within the residential sector included decelerating revenue growth, increasing new supply, and increasing move-outs to homeownership.

•

The Fund benefited from its underweight in the residential sector, most notably, a strategic underweight in Equity Residential on expectations that a large shareholder would liquidate shares. Additionally, the underweight of Digital Realty Trust was a meaningful contributor to positive relative performance; as the decision to not invest in the company was a result of a general slowdown in data center space leasing and supply additions.

Prudential US Real Estate Fund	5

Strategy and Performance Overview (continued)

What is the outlook for the U.S. real estate securities markets?

•

Prudential Real Estate Investors, also known as PREI®, expects slow economic growth and low interest rates to continue in 2013. U.S. REITs should experience gradual improvement in operating fundamentals, potential double-digit dividend growth, and access to low cost debt and equity capital. Their occupancies and rates are also expected to gradually improve in 2013, since supply is not expected to increase in most markets and property types, with the exception of apartments and the industrial sector. Geographic employment centers that focus on technology, housing, media /entertainment, and energy are expected to deliver relatively strong jobs growth. Employment centers dependent on the government and financial sectors are expected to lag for at least the first half of 2013.

6	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2012, at the beginning of the period, and held through the six-month period ended March 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential US Real Estate Fund	7

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,093.50	1.60%	$8.35
	Hypothetical	$1,000.00	$1,016.95	1.60%	$8.05

Class B	Actual	$1,000.00	$1,088.20	2.35%	$12.23
	Hypothetical	$1,000.00	$1,013.21	2.35%	$11.80

Class C	Actual	$1,000.00	$1,089.20	2.35%	$12.24
	Hypothetical	$1,000.00	$1,013.21	2.35%	$11.80

Class Z	Actual	$1,000.00	$1,094.80	1.35%	$7.05
	Hypothetical	$1,000.00	$1,018.20	1.35%	$6.79

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2013, and divided by the 365 days in the Portfolio’s fiscal year ended March 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of March 31, 2013

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 95.6%
COMMON STOCKS

Diversified REITs 7.5%
6,472	American Assets Trust, Inc.	$207,169
10,246	Cousins Properties, Inc.	109,530
23,562	Duke Realty Corp.	400,083
12,910	Liberty Property Trust	513,172
9,400	Vornado Realty Trust	786,216

		2,016,170

Industrial REITs 6.6%
18,697	DCT Industrial Trust, Inc.	138,358
2,504	EastGroup Properties, Inc.	145,732
36,041	ProLogis, Inc.	1,440,919
1,810	Terreno Realty Corp.	32,544

		1,757,553

Office REITs 12.5%
4,491	Alexandria Real Estate Equities, Inc.	318,771
8,194	BioMed Realty Trust, Inc.	176,991
9,269	Boston Properties, Inc.	936,725
1,440	Corporate Office Properties Trust	38,419
11,325	Douglas Emmett, Inc.	282,332
8,760	Hudson Pacific Properties, Inc.	190,530
19,351	Mack-Cali Realty Corp.	553,632
1,300	Parkway Properties, Inc.	24,115
9,779	SL Green Realty Corp.	842,070

		3,363,585

Residential REITs 13.7%
20,172	Apartment Investment & Management Co. (Class A Stock)	618,473
4,645	Associated Estates Realty Corp.	86,583
7,526	AvalonBay Communities, Inc.	953,318
2,516	BRE Properties, Inc.	122,479
8,364	Camden Property Trust	574,440
6,426	Equity Residential	353,816
2,537	Essex Property Trust, Inc.	382,021
23,702	UDR, Inc.	573,351

		3,664,481

Retail REITs 24.0%
11,532	Excel Trust, Inc.	157,412
37,637	General Growth Properties, Inc.	748,224

See Notes to Financial Statements.

Prudential US Real Estate Fund	9

Portfolio of Investments

as of March 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Retail REITs (cont’d.)
21,347	Glimcher Realty Trust	$247,625
26,913	Kimco Realty Corp.	602,851
19,176	Kite Realty Group Trust	129,246
12,169	Macerich Co. (The)	783,440
1,900	Ramco-Gershenson Properties Trust	31,920
6,985	Regency Centers Corp.	369,576
16,858	Simon Property Group, Inc.	2,673,005
3,890	Tanger Factory Outlet Centers	140,740
2,870	Taubman Centers, Inc.	222,884
10,908	Weingarten Realty Investors	344,148

		6,451,071

Specialized REITs 31.3%
1,388	American Tower Corp.	106,765
8,603	Chesapeake Lodging Trust	197,353
20,628	CubeSmart	325,922
17,300	HCP, Inc.	862,578
19,730	Health Care REIT, Inc.	1,339,864
4,279	Healthcare Realty Trust, Inc.	121,481
56,353	Host Hotels & Resorts, Inc.	985,614
3,726	LTC Properties, Inc.	151,760
2,386	Plum Creek Timber Co., Inc.	124,549
9,839	Public Storage	1,498,677
4,952	Sovran Self Storage, Inc.	319,354
43,331	Strategic Hotels & Resorts, Inc.(a)	361,814
41,186	Sunstone Hotel Investors, Inc.(a)	507,000
20,405	Ventas, Inc.	1,493,646

		8,396,377

	Total long-term investments (cost $21,135,141)	25,649,237

SHORT-TERM INVESTMENT 1.1%

Affiliated Money Market Mutual Fund
305,964	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $305,964)(b)	305,964

	Total Investments 96.7% (cost $21,441,105; Note 5)	25,955,201
	Other assets in excess of liabilities 3.3%	890,433

	Net Assets 100%	$26,845,634

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$25,649,237	$—	$—
Affiliated Money Market Mutual Fund	305,964	—	—

Total	$25,955,201	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2013 were as follows:

Specialized REITs	31.3%
Retail REITs	24.0
Residential REITs	13.7
Office REITs	12.5
Diversified REITs	7.5
Industrial REITs	6.6
Affiliated Money Market Mutual Fund	1.1

96.7
Other assets in excess of liabilities	3.3

100.0%

See Notes to Financial Statements.

Prudential US Real Estate Fund	11

Statement of Assets and Liabilities

as of March 31, 2013

Assets
Investments at value:
Unaffiliated Investments (cost $21,135,141)	$25,649,237
Affiliated Investments (cost $305,964)	305,964
Cash	15,426
Receivable for Fund shares sold	945,212
Receivable for investments sold	76,771
Dividends receivable	57,036
Prepaid expenses	277

Total assets	27,049,923

Liabilities
Payable for investments purchased	92,141
Accrued expenses	60,000
Payable for Fund shares reacquired	32,291
Management fee payable	17,124
Distribution fee payable	2,131
Affiliated transfer agent fee payable	602

Total liabilities	204,289

Net Assets	$26,845,634

Net assets were comprised of:
Shares of beneficial interest, at par	$2,089
Paid-in capital in excess of par	22,128,571

22,130,660
Undistributed net investment income	22,429
Accumulated net realized gain on investment transactions	178,449
Net unrealized appreciation on investments	4,514,096

Net assets, March 31, 2013	$26,845,634

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Class A:
Net asset value and redemption price per share ($2,026,578 ÷ 157,620 shares of beneficial interest issued and outstanding)	$12.86
Maximum sales charge (5.5% of offering price)	0.75

Maximum offering price to public	$13.61

Class B:
Net asset value, offering price and redemption price per share ($1,380,148 ÷ 107,991 shares of beneficial interest issued and outstanding)	$12.78

Class C:
Net asset value, offering price and redemption price per share ($689,920 ÷ 54,054 shares of beneficial interest issued and outstanding)	$12.76

Class Z:
Net asset value, offering price and redemption price per share ($22,748,988 ÷ 1,769,130 shares of beneficial interest issued and outstanding)	$12.86

See Notes to Financial Statements.

Prudential US Real Estate Fund	13

Statement of Operations

Year Ended March 31, 2013

Income
Unaffiliated dividend income (net of $25 foreign withholding tax)	$505,870
Affiliated dividend income	1,053

Total income	506,923

Expenses
Management fee	203,387
Distribution fee—Class A	3,086
Distribution fee—Class B	9,499
Distribution fee—Class C	4,005
Registration fees	52,000
Custodian’s fees and expenses	45,000
Audit fee	24,000
Reports to shareholders	21,000
Legal fees and expenses	11,000
Trustees’ fees	10,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	14
Miscellaneous	8,736

Total expenses	397,727
Less: advisory fee waivers and expense reimbursements	(76,043)

Net expenses	321,684

Net investment income	185,239

Net Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	860,450
Net change in unrealized appreciation on investments	1,816,661

Net gain on investments	2,677,111

Net Increase In Net Assets Resulting From Operations	$2,862,350

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

	Year Ended March 31,
	2013	2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$185,239	$135,883
Net realized gain (loss) on investment transactions	860,450	(124,625)
Net change in unrealized appreciation on investments	1,816,661	1,804,753

Net increase in net assets resulting from operations	2,862,350	1,816,011

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(7,832)	(4,043)
Class B	(700)	(556)
Class C	(335)	(242)
Class Z	(153,943)	(159,800)

	(162,810)	(164,641)

Distributions from net realized gains
Class A	(34,162)	(1,122)
Class B	(28,773)	(371)
Class C	(13,642)	(190)
Class Z	(470,923)	(37,830)

	(547,500)	(39,513)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	8,871,369	7,399,808
Net asset value of shares issued in reinvestment of dividends and distributions	707,612	203,606
Cost of shares reacquired	(5,011,992)	(3,780,134)

Net increase in net assets from Fund share transactions	4,566,989	3,823,280

Total increase in net assets	6,719,029	5,435,137

Net Assets
Beginning of year	20,126,605	14,691,468

End of year(a)	$26,845,634	$20,126,605

(a) Includes undistributed net investment income of	$22,429	$—

See Notes to Financial Statements.

Prudential US Real Estate Fund	15

Notes to Financial Statements

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of two funds: Prudential Global Real Estate Fund and Prudential US Real Estate Fund (the “Fund”). These financial statements relate only to Prudential US Real Estate Fund. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments.

16	Visit our website at www.prudentialfunds.com

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential US Real Estate Fund	17

Notes to Financial Statements

continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

18	Visit our website at www.prudentialfunds.com

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their

Prudential US Real Estate Fund	19

Notes to Financial Statements

continued

distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and

20	Visit our website at www.prudentialfunds.com

supervises the subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund.

For the year ended March 31, 2013, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, and Z shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the year ended March 31, 2013, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $19,493 in front-end sales charges resulting from sales of Class A during the year ended March 31, 2013. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended March 31, 2013, it has received $0, $2,753 and $175 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, and Class C shareholders, respectively.

Prudential US Real Estate Fund	21

Notes to Financial Statements

continued

PI, PIMS, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2013, aggregated $15,419,396 and $11,677,937, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

For the year ended March 31, 2013, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $233,416 from ordinary income and $476,894 from long term capital gains. For the year ended March 31, 2012, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $180,763 from ordinary income and $23,391 from long term capital gains.

As of March 31, 2013, the accumulated undistributed earnings on a tax basis were $65,990 of ordinary income and $226,771 of long term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

22	Visit our website at www.prudentialfunds.com

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$21,532,988	$4,532,593	$(110,380)	$4,422,213

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Prudential US Real Estate Fund	23

Notes to Financial Statements

continued

As of March 31, 2013, Prudential owned 104 of Class A shares, 103 of Class B, 103 Class C shares and 890,895 Class Z shares of the Fund.

Class A	Shares	Amount
Year ended March 31, 2013
Shares sold	136,512	$1,662,616
Shares issued in reinvestment of dividends and distributions	3,382	39,866
Shares reacquired	(45,955)	(550,648)

Net increase (decrease) in shares outstanding before conversion	93,939	1,151,834
Shares issued, upon conversion from Class B	1,844	22,088

Net increase (decrease) in shares outstanding	95,783	$1,173,922

Year ended March 31, 2012
Shares sold	65,140	$717,601
Shares issued in reinvestment of dividends and distributions	456	4,800
Shares reacquired	(28,311)	(302,237)

Net increase (decrease) in shares outstanding before conversion	37,285	420,164
Shares issued, upon conversion from Class B	232	2,614

Net increase (decrease) in shares outstanding	37,517	$422,778

Class B
Year ended March 31, 2013
Shares sold	85,068	$1,025,231
Shares issued in reinvestment of dividends and distributions	2,503	29,147
Shares reacquired	(16,138)	(195,246)

Net increase (decrease) in shares outstanding before conversion	71,433	859,132
Shares reaquired upon conversion into Class A	(1,853)	(22,088)

Net increase (decrease) in shares outstanding	69,580	$837,044

Year ended March 31, 2012
Shares sold	37,558	$422,545
Shares issued in reinvestment of dividends and distributions	76	772
Shares reacquired	(2,783)	(29,977)

Net increase (decrease) in shares outstanding before conversion	34,851	393,340
Shares reaquired upon conversion into Class A	(232)	(2,614)

Net increase (decrease) in shares outstanding	34,619	$390,726

24	Visit our website at www.prudentialfunds.com

Class C	Shares	Amount
Year ended March 31, 2013
Shares sold	47,758	$577,448
Shares issued in reinvestment of dividends and distributions	1,182	13,734
Shares reacquired	(4,046)	(49,334)

Net increase (decrease) in shares outstanding	44,894	$541,848

Year ended March 31, 2012
Shares sold	14,288	$158,235
Shares issued in reinvestment of dividends and distributions	40	403
Shares reacquired	(7,848)	(81,891)

Net increase (decrease) in shares outstanding	6,480	$76,747

Class Z
Year ended March 31, 2013
Shares sold	453,279	$5,606,074
Shares issued in reinvestment of dividends and distributions	52,829	624,865
Shares reacquired	(340,686)	(4,216,764)

Net increase (decrease) in shares outstanding	165,422	$2,014,175

Year ended March 31, 2012
Shares sold	565,761	$6,101,427
Shares issued in reinvestment of dividends and distributions	18,856	197,631
Shares reacquired	(312,193)	(3,366,029)

Net increase (decrease) in shares outstanding	272,424	$2,933,029

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the year ended March 31, 2013. The average daily balance for the three days the Fund had debt outstanding during the year was $113,000 at a weighted average interest rate of approximately 1.45%. At March 31, 2013, the Fund did not have an outstanding loan amount.

Prudential US Real Estate Fund	25

Notes to Financial Statements

continued

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

26	Visit our website at www.prudentialfunds.com

Financial Highlights

Class A Shares
	Year Ended March 31,				December 21, 2010(e) through March 31,
	2013(b)		2012(b)		2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.75		$10.79		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07		.06		(.02)
Net realized and unrealized gain on investments	1.39		1.02		.81
Total from investment operations	1.46		1.08		.79
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.09)		-	(i)
Distributions from net realized gains	(.29)		(.03)		-
Total dividends and distributions	(.35)		(.12)		-	(i)
Net asset value, end of period	$12.86		$11.75		$10.79
Total Return(a):	12.70%		10.09%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,027		$727		$262
Average net assets (000)	$1,234		$445		$104
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.60%	(h)	1.60%	(h)	1.60%	(f)(h)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(h)	1.35%	(h)	1.35%	(f)(h)
Net investment income (loss)	.61%	(h)	.60%	(h)	(.66)%	(f)(h)
Portfolio turnover rate	53%		51%		4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 1.91%, 1.66%, .30%, respectively, for the year ended March 31, 2013, 2.25%, 2.00%, and (.05)%, respectively, for the year ended March 31, 2012 and 7.01%, 6.76% and (6.07)%, respectively, for the period ended March 31, 2011.

(i) Less than $.005.

See Notes to Financial Statements.

Prudential US Real Estate Fund	27

Financial Highlights

continued

Class B Shares
	Year Ended March 31,		December 21, 2010(d) through March 31,
	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.72	$10.77	$10.00
Income (loss) from investment operations:
Net investment loss	(.02)	(.05)	(.06)
Net realized and unrealized gain on investments	1.38	1.06	.83
Total from investment operations	1.36	1.01	.77
Less Dividends and Distributions:
Dividends from net investment income	(.01)	(.03)	-
Distributions from net realized gains	(.29)	(.03)	-
Total dividends and distributions	(.30)	(.06)	-
Net asset value, end of period	$12.78	$11.72	$10.77
Total Return(a):	11.80%	9.46%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,380	$450	$41
Average net assets (000)	$950	$125	$10
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35% (f)	2.35% (f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35% (f)	1.35% (f)	1.35%	(e)(f)
Net investment loss	(.13)% (f)	(.46)% (f)	(2.13)%	(e)(f)
Portfolio turnover rate	53%	51%	4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 2.66%, 1.66%, and (.44)%, respectively, for the year ended March 31, 2013, 2.77%, 1.77%, and (.88)%, respectively, for the year ended March 31, 2012 and 7.76%, 6.76% and (7.54)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class C Shares
	Year Ended March 31,		December 21, 2010(d) through March 31,
	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.70	$10.77	$10.00
Income (loss) from investment operations:
Net investment loss	(.01)	(.04)	(.05)
Net realized and unrealized gain on investments	1.37	1.03	.82
Total from investment operations	1.36	.99	.77
Less Dividends and Distributions:
Dividends from net investment income	(.01)	(.03)	-
Distributions from net realized gains	(.29)	(.03)	-
Total dividends and distributions	(.30)	(.06)	-
Net asset value, end of period	$12.76	$11.70	$10.77
Total Return(a):	11.82%	9.28%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$690	$107	$29
Average net assets (000)	$401	$72	$7
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35% (f)	2.35% (f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35% (f)	1.35% (f)	1.35%	(e)(f)
Net investment loss	(.12)% (f)	(.33)% (f)	(1.83)%	(e)(f)
Portfolio turnover rate	53%	51%	4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 2.65%, 1.65%, and (.42)%, respectively, for the year ended March 31, 2013, 3.02%, 2.02%, and (1.00)%, respectively, for the year ended March 31, 2012 and 7.76%, 6.76% and (7.24)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	29

Financial Highlights

continued

Class Z Shares
	Year Ended March 31,				December 21, 2010(d) through March 31,
	2013(b)		2012(b)		2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.75		$10.79		$10.00
Income (loss) from investment operations:
Net investment income	.11		.10		.02
Net realized and unrealized gain on investments	1.38		1.00		.78
Total from investment operations	1.49		1.10		.80
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.11)		(.01)
Distributions from net realized gains	(.29)		(.03)		-
Total dividends and distributions	(.38)		(.14)		(.01)
Net asset value, end of period	$12.86		$11.75		$10.79
Total Return(a):	12.96%		10.36%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,749		$18,843		$14,359
Average net assets (000)	$20,014		$15,035		$13,065
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(f)	1.35%	(f)	1.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(f)	1.35%	(f)	1.35%	(e)(f)
Net investment income	.90%	(f)	.89%	(f)	.78%	(e)(f)
Portfolio turnover rate	53%		51%		4%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 1.69%, 1.69%, and .56%, respectively, for the year ended March 31, 2013, 2.08%, 2.08%, and .16%, respectively, for the year ended March 31, 2012 and 6.76%, 6.76% and (4.63)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 12:

We have audited the accompanying statement of assets and liabilities of Prudential US Real Estate Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 12, including the portfolio of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period December 21, 2010 (commencement of operations) through March 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 22, 2013

Prudential US Real Estate Fund	31

Federal Income Tax Information

(Unaudited)

We are advising you that during the fiscal year ended March 31, 2013, the Fund reported the maximum amount allowed per share but not less than $0.25 per share for Class A, B, C and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the fiscal year ended March 31, 2013, the Fund reports the maximum amount allowable but not less than 100% as short-term capital gain distributions in accordance with Section 871(k)(2) and 881(e)(2) of the Internal Revenue Code.

In January 2014, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2013.

32	Visit our website at www.prudentialfunds.com

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Board Member Portfolios Overseen: 63

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Board Member Portfolios Overseen: 63

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Michael S. Hyland, CFA (67) Board Member Portfolios Overseen: 63

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (73) Board Member Portfolios Overseen: 63

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential US Real Estate Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (70) Board Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Board Member & Independent Chair Portfolios Overseen: 63

Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (73) Board Member Portfolios Overseen: 63

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Board Member Portfolios Overseen: 63

Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (50) Board Member & President Portfolios Overseen: 61

President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.

Visit our website at www.prudentialfunds.com

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 63

Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each Board Member joined the Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 1997; Stephen G. Stoneburn, 2001; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer

Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).

Deborah A. Docs (55) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Prudential US Real Estate Fund

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Jonathan D. Shain (54) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (38) Assistant Secretary

Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Andrew R. French (50) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.

Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Bruce Karpati (43) Chief Compliance Officer

Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities & Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities & Exchange Commission.

Valerie M. Simpson (54) Deputy Chief Compliance Officer

Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Visit our website at www.prudentialfunds.com

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an officer of the Fund is as follows:

Raymond A. O’Hara, 2012; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Bruce Karpati, 2013; Grace C. Torres, 1997; M. Sadiq Peshimam, 2006; Peter Parrella, 2007, Theresa C. Thompson, 2008; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential US Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E    0244174-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment

Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended March 31, 2013 and March 31, 2012, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $48,500 and $48,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

During the fiscal year ended March 31, 2013, KPMG billed the Registrant $7,250 for professional services rendered in connection with professional tax consulting services related to a proposed change of taxable year end for Prudential Global Real Estate Fund.

During the fiscal year ended March 31, 2012, KPMG billed the Registrant, $4,042 for professional services rendered in connection with agreed upon procedures performed related to an in-kind distribution of equity securities and a preliminary analysis of certain United States federal tax matters affecting a potential investment in real estate mezzanine debt for Prudential Global Real Estate Fund.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2013 and 2012. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2013 and 2012 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

               Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 22, 2013